Total Invested Assets and Related Net Investment Income - Reconciliation of Assets and Liabilities Categorized in Level 3 (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in fair value measurement, assets [abstract]
Beginning balance	$ 152,785
Ending balance	168,785	$ 152,785
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	6,860	7,118
Fair value changes on investment properties	19	305
Other invested assets
Changes in fair value measurement, assets [abstract]
Transfers (out) of Level 3	(110)
Investments for account of segregated fund holders
Changes in fair value measurement, assets [abstract]
Transfers (out) of Level 3	(1,178)
Recurring fair value measurement | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	10,821	11,648
Acquisitions		13
Included in net income	(161)	206
Included in OCI	21	19
Purchases	1,383	1,509
Sales / Payments	(688)	(940)
Settlements	(27)	(41)
Transfers into Level 3	6	15
Transfers (out) of Level 3	(90)	(1,482)
Foreign currency translation	(34)	(126)
Ending balance	11,231	10,821
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	(76)	220
Acquisitions		13
Recurring fair value measurement | Other invested assets | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	2,445	2,241
Acquisitions		13
Included in net income	(87)	(80)
Included in OCI	19	13
Purchases	594	521
Sales / Payments	(304)	(122)
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	(110)
Foreign currency translation	(22)	(31)
Ending balance	2,645	2,445
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	(68)	(78)
Acquisitions		13
Recurring fair value measurement | Investment properties | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	7,306	7,157
Acquisitions		0
Included in net income	(63)	238
Included in OCI	0	0
Purchases	620	689
Sales / Payments	(325)	(701)
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	(22)	(77)
Ending balance	7,516	7,306
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	13	272
Acquisitions		0
Recurring fair value measurement | Total invested assets measured at fair value | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	10,272	10,052
Acquisitions		13
Included in net income	(139)	161
Included in OCI	21	19
Purchases	1,353	1,357
Sales / Payments	(674)	(881)
Settlements	(26)	(40)
Transfers into Level 3	5	15
Transfers (out) of Level 3	(89)	(304)
Foreign currency translation	(42)	(120)
Ending balance	10,681	10,272
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	(53)	195
Acquisitions		13
Recurring fair value measurement | Investments for account of segregated fund holders | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	549	1,596
Acquisitions		0
Included in net income	(22)	45
Included in OCI	0	0
Purchases	30	152
Sales / Payments	(14)	(59)
Settlements	(1)	(1)
Transfers into Level 3	1	0
Transfers (out) of Level 3	(1)	(1,178)
Foreign currency translation	8	(6)
Ending balance	550	549
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	(23)	25
Acquisitions		0
Fair value through profit or loss | Recurring fair value measurement | Debt securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	248	373
Acquisitions		0
Included in net income	11	28
Included in OCI	0	0
Purchases	67	85
Sales / Payments	(10)	(49)
Settlements	(9)	(40)
Transfers into Level 3	3	15
Transfers (out) of Level 3	(88)	(159)
Foreign currency translation	3	(5)
Ending balance	225	248
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	2	4
Acquisitions		0
Fair value through profit or loss | Recurring fair value measurement | Equity securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	188	202
Acquisitions		0
Included in net income	0	(2)
Included in OCI	0	0
Purchases	11	5
Sales / Payments	(2)	(9)
Settlements	(15)	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	(4)
Foreign currency translation	(1)	(4)
Ending balance	181	188
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	0	(3)
Acquisitions		0
Available-for-sale | Recurring fair value measurement | Debt securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	50	43
Acquisitions		0
Included in net income	0	0
Included in OCI	2	4
Purchases	15	35
Sales / Payments	0	0
Settlements	(2)	0
Transfers into Level 3	2	0
Transfers (out) of Level 3	(1)	(31)
Foreign currency translation	1	(1)
Ending balance	67	50
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	0	0
Acquisitions		0
Available-for-sale | Recurring fair value measurement | Equity securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	35	36
Acquisitions		0
Included in net income	0	(23)
Included in OCI	0	2
Purchases	46	22
Sales / Payments	(33)	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	(1)	(2)
Ending balance	47	35
Changes in fair value measurement, liabilities [abstract]
Fair value and foreign currency changes on assets and liabilities	0	0
Acquisitions		0
Leasing commissions and tenant inducements
Changes in fair value measurement, liabilities [abstract]
Fair value changes on investment properties	$ 82	$ 67